SCHEDULE OF GROSS PROFIT (LOSS) FOR EACH REPORTABLE SEGMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total Company	$ 558,210	$ 283,142	$ 690,804	$ 220,514	$ 799.00	$ 1,121,449	$ (4,740)
Trucking [Member]
Segment Reporting Information [Line Items]
Total Company	233,138	197,556	(45,749)	134,928		322,657	(4,740)
Digester [Member]
Segment Reporting Information [Line Items]
Total Company	325,072	85,640	736,553	85,640		798,748
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total Company		$ (54)		$ (54)		$ 44